Retirement benefit plan - Schedule of key assumptions used for defined benefits (Details)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Expected rate of salary and wage increase	5.00%	5.00%
Discount rate for defined benefit obligations	5.02%	4.13%